Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Cash flows from operating activities:
Net income (loss)	$ 575,611	$ 1,018,007	$ (47,952)	$ 3,687,416
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(1,668,676)	(1,494,489)		(7,293,022)
Changes in operating assets and liabilities:
Note receivable				(300,000)
Prepaid expenses	(58,427)	(63,022)	(20,829)	2,808
Prepaid insurance	20,625	(85,938)		(24,063)
Accounts payable and accrued expenses	(148,869)	11,931	33,366	193,587
Deferred legal fees	635,000	125,000		1,850,000
Net cash used in operating activities	(644,736)	(488,511)	(35,415)	(1,883,274)
Cash flows from investing activities:
Investment of cash into Trust Account		(190,000,000)		(190,000,000)
Cash withdrawn from Trust Account for working capital purposes	58,708			334,716
Net cash used in investing activities	58,708	(190,000,000)		(189,665,284)
Cash flows from financing activities:
Proceeds from issuance of founder shares			25,000
Proceeds from sale of Units, net of underwriting discounts paid		186,200,000		186,200,000
Proceeds from sale of Private Placement Units		6,900,000		6,900,000
Proceeds from promissory note - related party		33,203	76,790	33,203
Repayment of promissory note - related party		(109,993)		(109,993)
Payment of deferred offering costs	(75,000)	(510,412)	(46,370)	(510,412)
Net cash provided by financing activities	(75,000)	192,512,798	55,420	192,512,798
Net change in cash	(661,028)	2,024,287	20,005	964,240
Cash, beginning of the period	984,245	20,005		20,005
Cash, end of the period	323,217	2,044,292	20,005	984,245
Noncash investing and financing activities:
Offering costs included in accrued offering costs		100,000		100,000
Deferred offering costs included in deferred legal fees		150,000	450,000	150,000
Deferred underwriting fee payable		$ 7,600,000		7,600,000
Deferred offering costs included in accrued offering costs			456,062
Forfeiture of founder shares				$ 38